Consolidated Statements Of Stockholders' Equity & Comprehensive Loss (USD $) In Thousands, except Share data, unless otherwise specified	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2008	$ 28	$ 132,159	$ 104	$ (63,088)	$ 69,203
Balance, shares at Dec. 31, 2008	28,004,262
Share-based compensation expense		2,398			2,398
Tender offer payments		(933)			(933)
Issuance of stock under employee option plans		26			26
Issuance of stock under employee option plans, shares	8,000
Issuance of stock in connection with acquisition, value	9	20,213			20,222
Issuance of stock in connection with acquisition, shares	8,999,961
Tax benefit related to exercise of stock options		76			76
Comprehensive income (loss):
Change in unrealized loss on investments			(263)		(263)
Translation adjustments			72		72
Net loss				(18,802)	(18,802)
Total comprehensive loss					(18,993)
Balance at Dec. 31, 2009	37	153,939	(87)	(81,890)	71,999
Balance, shares at Dec. 31, 2009	37,012,223
Share-based compensation expense		1,264			1,264
Issuance of stock under employee option plans	1	222			223
Issuance of stock under employee option plans, shares	92,188
Issuance of stock in connection with acquisition, value	7	27,447			27,454
Issuance of stock in connection with acquisition, shares	7,399,980
True up in connection with acquisition, shares	(20)
Tax benefit related to exercise of stock options		218			218
Comprehensive income (loss):
Change in unrealized loss on investments			(34)		(34)
Translation adjustments			(27)		(27)
Net loss				(3,289)	(3,289)
Total comprehensive loss					(3,350)
Balance at Dec. 31, 2010	45	183,090	(148)	(85,179)	97,808
Balance, shares at Dec. 31, 2010	44,504,371
Share-based compensation expense		1,872			1,872
Issuance of stock under employee option plans		361			361
Issuance of stock under employee option plans, shares	196,747
Comprehensive income (loss):
Change in unrealized loss on investments			15		15
Translation adjustments			(14)		(14)
Net loss				(24,823)	(24,823)
Total comprehensive loss					(24,822)
Balance at Dec. 31, 2011	$ 45	$ 185,323	$ (147)	$ (110,002)	$ 75,219
Balance, shares at Dec. 31, 2011	44,701,118